Stockholders' Equity	12 Months Ended
Mar. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

11. Stockholders' Equity

Public Offering

     In November 2010, the Company issued 4,600,000 shares of common stock at a price of $35.50 per share in a public equity offering, which resulted in net proceeds to the Company of approximately $155.2 million, after deducting the underwriting costs and offering expenses of $8.1 million.

Stock-Based Compensation

     The components of employee stock-based compensation for the fiscal years ended March 31, 2011, 2010 and 2009 were as follows (in thousands):

	For the fiscal years ended
	March 31,
	2011	2010	2009
Stock options	$6,374	$5,895	$3,599
Restricted stock and stock awards	6,919	7,535	6,022
Employee stock purchase plan	119	64	51
Total stock-based compensation expense	$13,412	$13,494	$9,672

     The estimated fair value of the Company's stock-based awards, less expected annual forfeitures, is amortized over the awards' service period. The total unrecognized compensation cost for unvested outstanding stock options was $10.3 million and $11.5 million for the fiscal years ended March 31, 2011 and 2010, respectively. This expense will be recognized over a weighted-average expense period of approximately 2.3 years. The total unrecognized compensation cost for unvested outstanding restricted stock was $6.3 million and $6.2 million for the fiscal years ended March 31, 2011 and 2010, respectively. This expense will be recognized over a weighted-average expense period of approximately 1.4 years.

     The following table summarizes employee stock-based compensation expense by financial statement line item for the fiscal years ended March 31, 2011, 2010 and 2009 (in thousands):

	For the fiscal years ended
	March 31,
	2011	2010	2009
Cost of revenues	$1,188	$1,199	$1,350
Research and development	1,977	2,023	1,934
Selling, general and administrative	10,247	10,272	6,388
Total stock-based compensation expense	$13,412	$13,494	$9,672

     The following table summarizes the information concerning currently outstanding and exercisable employee and non-employee options:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Options/	Exercise	Contractual	Intrinsic Value
	Shares	Price	Term	(thousands)

Outstanding at March 31, 2010	2,715,916	$21.15

Granted at fair value	287,600	28.73

Exercised	(567,375)	12.71

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Options/	Exercise	Contractual	Intrinsic Value
	Shares	Price	Term	(thousands)

Cancelled/Forfeited	(431,416)	31.99

Outstanding at March 31, 2011	2,004,725	$22.29	6.2	$9,584

Exerciseable at March 31, 2011	968,579	$16.35	6.2	$8,668

Fully vested and expected to vest at March 31, 2011	1,911,562	$21.85	5.4	$9,558

     The weighted-average grant-date fair value of stock option awards granted during the fiscal years ended March 31, 2011, 2010 and 2009 was $17.43 per share, $28.29 per share and $13.85 per share, respectively. Intrinsic value represents the amount by which the market price of the common stock exceeds the exercise price of the options. The aggregate intrinsic value of exercisable options at March 31, 2011, 2010 and 2009 was $8.7 million, $16.4 million and $6.4 million, respectively. The aggregate intrinsic value of options exercised at March 31, 2011, 2010 and 2009 was $13.0 million, $11.4 million and $20.5 million, respectively.

     The weighted average assumptions used in the Black-Scholes valuation model for stock options granted during the fiscal years ended March 31, 2011, 2010, and 2009 are as follows:

	For the fiscal years ended
	March 31,
	2011	2010	2009
Dividend yield	None	None	None
Expected volatility	64.2%	68.9%	61.5%
Risk-free interest rate	2.2%	2.6%	3.0%
Expected life (years)	5.8	5.6	4.9

     The expected volatility rate was estimated based on an equal weighting of the historical volatility of the Company's common stock and the implied volatility of the Company's traded options. The expected term was estimated based on an analysis of the Company's historical experience of exercise, cancellation, and expiration patterns. The risk-free interest rate is based on the average of the five and seven year U.S. Treasury rates.

The following table summarizes the employee and non-employee restricted stock activity for the fiscal year ended

March 31, 2011:
		Weighted	Intrinsic
		Average	Aggregate
		Grant Date	Value
	Shares	Fair Value	(thousands)
Outstanding at April 1, 2010	508,374	$27.31
Granted	356,625	29.29
Vested	(180,337)	26.37
Forfeited	(58,135)	30.29
Outstanding at March 31, 2011	626,527	$29.22	$15,581

     The total fair value of restricted stock that was granted during the fiscal years ended March 31, 2011, 2010 and 2009 was $10.4 million, $6.8 million and $12.0 million, respectively. The total fair value of restricted stock that vested during the fiscal years ended March 31, 2011, 2010 and 2009 was $5.5 million, $8.4 million and $1.8 million, respectively.

     The restricted stock granted during the fiscal year ended March 31, 2011 includes approximately 105,950 shares of performance-based restricted stock, which would vest upon achievement of certain financial performance measurements. At March 31, 2011, the Company determined that the performance measures were not met. As a result, the Company reversed $1.8 million that had been recorded as stock-based compensation expense related to performance-based awards. Such shares were cancelled in May 2011. Included in the table above is 8,000 shares of restricted units.

     The remaining shares granted vest upon the passage of time. For awards that vest upon the passage of time, expense is being recorded over the vesting period.

Stock-Based Compensation Plans

     As of March 31, 2011, the Company had two active stock plans: the 2007 Stock Incentive Plan (the "2007 Plan") and the 2007 Director Stock Option Plan (the "2007 Director Plan"). The 2007 Plan replaced the Company's 2004 Stock Incentive Plan upon the approval by the Company's stockholders on August 3, 2007. The 2007 Director Plan replaced the Second Amended and Restated 1997 Director Stock Option Plan, which expired pursuant to its terms on May 2, 2007.

     The Plans provide for the issuance of restricted stock, incentive stock options and non-qualified stock options to purchase the Company's common stock. In the case of incentive stock options, the exercise price shall be equal to at least the fair market value of the common stock, as determined by the Board of Directors, on the date of grant. The contractual life of options is generally 10 years. Options generally vest over a 3-5 year period while restricted stock generally vests over a 2-5 year period. The 2007 Director Plan is for members of the Board of Directors who are not also employees of the Company (outside directors). Under an amendment to the 2007 Director Plan effective April, 2009, outside directors are entitled to receive an annual award of 3,000 fully-vested shares of common stock.

     As of March 31, 2011, the 2007 Plan had 3,339,884 shares and the 2007 Director Plan had 226,000 shares available for future issuance.

Employee Stock Purchase Plan

     The Company has an employee stock purchase plan (ESPP) which provides employees with the opportunity to purchase shares of common stock at a price equal to the market value of the common stock at the end of the offering period, less a 15% purchase discount. The Company recognized compensation expense of $0.1 million for each of the fiscal years ended March 31, 2011, 2010, and 2009, respectively, related to the ESPP. The Company issued 26,223 shares of common stock related to the ESPP during the year ended March 31, 2011. As of March 31, 2011, the ESPP had 527,757 shares available for future issuance.